THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
Discovery Select Group Retirement Annuity
Supplement to Prospectus Dated May 1, 2024
Supplement dated October 11, 2024
This Supplement should be read and retained with the current Prospectus for your Annuity. This Supplement is intended to update certain information in the Prospectus for insurance products issued by The Prudential Insurance Company of America. If you would like another copy of the current Prospectus, please call
855-756-4738.
This supplement is to update, effective immediately, certain information relating to the
AB VPS Small Cap Growth Portfolio – Class
 A
(closed to new investors effective June 1, 2024),
PSF Global Portfolio – Class
 I
(current expense),
PSF PGIM High Yield Bond Portfolio – Class
 I
(current expense), and
T. Rowe Price International Stock Portfolio
(subadviser addition).
PROSPECTUS CHANGES
In the section entitled “Appendix A: Portfolios Available Under the Contract”—in the appendix of available portfolios—the rows containing information for
AB VPS Small Cap Growth Portfolio – Class
 A,
PSF Global Portfolio – Class
 I
,
PSF PGIM High Yield Bond Portfolio – Class
 I
, and
T. Rowe Price International Stock Portfolio
are
hereby replaced with the following (
all other information in the appendix remains unchanged):

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Seeks long-term growth of capital.	AB VPS Small Cap Growth Portfolio - Class A * (As of June 1, 2024, this portfolio is closed to new investors) Adviser: AllianceBernstein L.P.	0.90%	18.02%	10.57%	8.53%
Seeks long-term growth of capital.	PSF Global Portfolio - Class I* Adviser: PGIM Investments LLC Subadvisers: LSV Asset Management; Massachusetts Financial Services Company; William Blair Investment Management, LLC; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.	0.78%	19.59%	11.64%	8.28%

2024-PROSUPP-1-DS

Investment Objective	Portfolio Name and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1 year	5 years	10 years
Seeks high total return.	PSF PGIM High Yield Bond Portfolio - Class I* Adviser: PGIM Investments, LLC Subadvisers: PGIM Fixed Income, PGIM Limited	0.57%	11.82%	5.94%	5.17%
Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price Associates, Inc. Subadviser: T. Rowe Price International Ltd (Price International)	0.95%	16.24%	7.71%	4.75%

* This Portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this Portfolio’s annual expenses reflect temporary expense reductions. See the Portfolio prospectus for additional information.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

2024-PROSUPP-1-DS